Equity Investments - Venture Capital (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Equity Investments
Investments in venture capital funds	€ 237	€ 206
Total commitments to make equity investment in other entities	607	517
Drawn made from total commitments to make equity investment in other entities	370	€ 312
2021
Equity Investments
Investments in venture capital funds	€ 237